Summary of Significant Accounting Policies (Details) - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 4,336	¥ 10,638
Fair value change	1,978	(13,071)
Exchange difference			¥ (2,126)	¥ (13,252)
Reclassification to shares to be issued		(13,106)	(128,119)	(200,100)
Balance	6,314	4,336	10,638
Less: Contingent consideration – earn-out liability – non-current portion
Warrant liabilities resulting from SPAC Transaction	6,314
Warrant Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	166	10,324
Fair value change	(153)	(10,776)
Exchange difference	2	618	(2,698)	(2,659)
Balance	¥ 15	166	¥ 10,324
Warrant liabilities resulting from SPAC Transaction				¥ 36,121
Weiliantong acquisition [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration		¥ 19,875